Disposal of assets and other transactions (Tables)	12 Months Ended
Dec. 31, 2024
Disposal Of Assets And Other Transactions
Schedule of the major classes of assets and related liabilities classified as held for sale

		12.31.2024	12.31.2023
	E&P	Total	Total
Assets classified as held for sale
Property, plant and equipment	510	510	335
Total	510	510	335
Liabilities on assets classified as held for sale
Finance debt	−	-	99
Provision for decommissioning costs	713	713	442
Total	713	713	541

Schedule of contingent asset from disposal investments

Transaction	Closing date	Contingent assets at the closing date	Assets recognized in 2024	Assets recognized in previous periods	Balance of contingent assets as of December 31, 2024

Surplus volume of the Transfer of Rights Agreement
Sepia and Atapu	August 2023	5,244	262	948	4,034
Sales in previous years
Riacho da Forquilha cluster	December 2019	62	−	58	4
Pampo and Enchova cluster	July 2020	650	57	246	347
Baúna field	November 2020	285	57	196	32
Miranga cluster	December 2021	85	15	70	−
Cricare cluster	December 2021	118	30	76	12
Peroá cluster	August 2022	43	−	10	33
Papa-Terra field	December 2022	90	16	16	58
Albacora Leste field	January 2023	250	167	58	25
Norte Capixaba cluster	April 2023	66	11	22	33
Golfinho and Camarupim clusters	August 2023	60	−	20	40
Total		6,953	615	1,720	4,618
(1) The amount recorded in other income and expenses, net is adjusted to present value (see note 11).